Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Temporary equity, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	41,785,202	41,785,202	41,785,202
Common stock, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	55,000,000	55,000,000	32,000,000
Common stock, shares, issued	1,482,520	1,454,239	1,157,868
Common stock, shares, outstanding	1,482,520	1,454,239	1,157,868
Series A-1 [Member]
Temporary equity, shares authorized	4,000,000	4,000,000	4,000,000
Temporary equity, shares issued	4,000,000	4,000,000	4,000,000
Temporary equity, shares outstanding	4,000,000	4,000,000	4,000,000
Temporary equity, liquidation preference	$ 4,000	$ 4,000	$ 4,000
Series A-2 [Member]
Temporary equity, shares authorized	4,427,072	4,427,072	4,427,072
Temporary equity, shares issued	4,427,072	4,427,072	4,427,072
Temporary equity, shares outstanding	4,427,072	4,427,072	4,427,072
Temporary equity, liquidation preference	$ 8,832	$ 8,832	$ 8,832
Series B [Member]
Temporary equity, shares authorized	7,341,485	7,341,485	7,341,485
Temporary equity, shares issued	7,341,485	7,341,485	7,341,485
Temporary equity, shares outstanding	7,341,485	7,341,485	7,341,485
Temporary equity, liquidation preference	$ 42,360	$ 42,360	$ 42,360
Series C [Member]
Temporary equity, shares authorized	8,016,645	8,016,645	8,016,645
Temporary equity, shares issued	8,016,645	8,016,645	8,016,645
Temporary equity, shares outstanding	8,016,645	8,016,645	8,016,645
Temporary equity, liquidation preference	$ 68,200	$ 68,200	$ 68,200
Series D [Member]
Temporary equity, shares authorized	18,000,000	18,000,000	18,000,000
Temporary equity, shares issued	13,843,858	13,843,858	13,843,858
Temporary equity, shares outstanding	13,843,858	13,843,858	0
Temporary equity, liquidation preference	$ 183,668	$ 174,990	$ 174,990